Pension and Postretirement Benefit Plans and Defined Contribution Plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Pension and Postretirement Benefit Plans and Defined Contribution Plans	Pension and Postretirement Benefit Plans and Defined Contribution Plans

The majority of our employees worldwide are eligible for retirement benefits provided through defined benefit pension plans, defined contribution plans or both. In the U.S., we sponsor both IRC-qualified and supplemental (non-qualified) defined benefit plans and defined contribution plans. A qualified plan meets the requirements of certain sections of the IRC, and, generally, contributions to qualified plans are tax deductible. A qualified plan typically provides benefits to a broad group of employees with restrictions on discriminating in favor of highly compensated employees with regard to coverage, benefits and contributions. A supplemental (non-qualified) plan provides additional benefits to certain employees. In addition, we provide medical insurance benefits to certain retirees and their eligible dependents through our postretirement plans.

A. Components of Net Periodic Benefit Costs and Changes in Other Comprehensive Income/(Loss)

The following table provides the annual (credit)/cost and changes in Other comprehensive income/(loss) for our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)			U.S. Supplemental (Non-Qualified)			International			Postretirement Plans
(MILLIONS OF DOLLARS)	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Service cost(b)	$—	$—	$269	$—	$—	$24	$125	$136	$171	$37	$39	$42
Interest cost	629	598	634	47	55	54	215	212	204	75	72	90
Expected return on plan assets	(890)	(1,040)	(1,005)	—	—	—	(317)	(360)	(345)	(33)	(37)	(36)
Amortization of:
Actuarial losses(b)	147	120	393	11	13	50	80	101	116	3	7	31
Prior service cost/(credit)	(3)	2	3	(1)	(1)	(1)	(4)	(4)	(4)	(173)	(178)	(182)
Curtailments	—	12	13	—	1	1	(1)	(4)	—	(47)	(17)	(19)
Settlements	230	113	75	27	26	39	16	4	4	(10)	—	—
Special termination benefits	4	6	—	17	10	—	—	—	1	2	2	—
Net periodic benefit cost/(credit) reported in income(c)	116	(189)	382	100	103	166	115	84	147	(146)	(111)	(75)
(Credit)/cost reported in Other comprehensive income/(loss)	(246)	361	141	115	(189)	23	570	84	(301)	38	105	(8)
(Credit)/cost recognized in Comprehensive income	$(129)	$171	$523	$215	$(86)	$189	$685	$168	$(154)	$(107)	$(6)	$(83)

(a)
In the second quarter of 2017, we settled the remaining obligation associated with the Hospira U.S. qualified defined benefit pension plan. We purchased a group annuity contract on behalf of the remaining plan participants with a third-party insurance provider. As a result, we were relieved of the $156 million net pension benefit obligation and recorded a pretax settlement gain of $41 million, partially offset by the recognition of actuarial losses and prior service costs upon plan settlement of approximately $30 million in Other (income)/deductions—net (see Note 3).

(b)
Effective January 1, 2018, we froze two significant defined benefit pension plans to future benefit accruals in the U.S. and U.K. and as a result, service costs for those plans are eliminated. In addition, due to the plan freeze, the average amortization period for the U.S. qualified plans and U.S. supplemental (non-qualified) plans was extended to the expected life expectancy of the plan participants, whereas the average amortization period in prior years utilized the expected future service period of plan participants.

(c)
We adopted an accounting standard on January 1, 2018 that requires the net periodic pension and postretirement benefit costs other than service costs be presented in Other (income)/deductions––net on the consolidated statements of income. For additional information, see Note 4.

The following table provides the amounts in Accumulated other comprehensive loss expected to be amortized into 2020 net periodic benefit costs:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Actuarial (losses)/gains(a)	$(127)	$(14)	$(124)	$1
Prior service credits and other	3	1	3	172
Total	$(124)	$(14)	$(121)	$172

(a)
Due to the U.S. Pfizer Consolidated Pension Plan freeze effective for January 1, 2018, the average amortization period for the U.S. qualified plans and U.S. supplemental (non-qualified) plans reflect the expected life expectancy of the plan participants, whereas prior years utilized the expected future service period of plan participants. The average amortization periods to be utilized for 2020 are 24.9 years for our U.S. qualified plans, 24.5 years for our U.S. supplemental (non-qualified) plans, 19.4 years for our international plans, and 9.2 years for our postretirement plans.

B. Actuarial Assumptions

The following table provides the weighted-average actuarial assumptions of our benefit plans:
(PERCENTAGES)	2019	2018	2017
Weighted-average assumptions used to determine benefit obligations
Discount rate:
U.S. qualified pension plans	3.3%	4.4%	3.8%
U.S. non-qualified pension plans	3.2%	4.3%	3.7%
International pension plans	1.7%	2.5%	2.3%
Postretirement plans	3.2%	4.3%	3.7%
Rate of compensation increase:
U.S. qualified pension plans(a)	—	—	2.8%
U.S. non-qualified pension plans(a)	—	—	2.8%
International pension plans	1.4%	1.4%	2.5%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate:
U.S. qualified pension plans	4.4%	3.8%	4.3%
U.S. non-qualified pension plans	4.3%	3.7%	4.2%
International pension plans interest cost	2.2%	2.0%	2.1%
International pension plans service cost	2.4%	2.3%	2.3%
Postretirement plans	4.3%	3.7%	4.2%
Expected return on plan assets:
U.S. qualified pension plans	7.2%	7.5%	8.0%
International pension plans	3.9%	4.4%	4.7%
Postretirement plans	7.3%	7.5%	8.0%
Rate of compensation increase:
U.S. qualified pension plans(a)	—	2.8%	2.8%
U.S. non-qualified pension plans(a)	—	2.8%	2.8%
International pension plans	1.4%	2.5%	2.6%

(a)
Effective January 1, 2018, we froze the defined benefit plans to future benefit accruals in the U.S. and members’ accrued benefits to that date no longer increase in line with future compensation increases. The rate of compensation increase is therefore no longer an assumption used to determine the benefit obligation and net periodic benefit cost.

The assumptions above are used to develop the benefit obligations at fiscal year-end and to develop the net periodic benefit cost for the subsequent fiscal year. Therefore, the assumptions used to determine net periodic benefit cost for each year are established at the end of each previous fiscal year, while the assumptions used to determine benefit obligations are established at each fiscal year-end.

The net periodic benefit cost and the benefit obligations are based on actuarial assumptions that are reviewed on at least an annual basis. We revise these assumptions based on an annual evaluation of long-term trends, as well as market conditions that may have an impact on the cost of providing retirement benefits.

The weighted-average discount rate for our U.S. defined benefit plans is determined annually and evaluated and modified to reflect at year-end the prevailing market rate of a portfolio of high-quality fixed income investments, rated AA/Aa or better that reflect the rates at which the pension benefits could be effectively settled. For our international plans, the discount rates are set by benchmarking against investment grade corporate bonds rated AA/Aa or better, including, when there is sufficient data, a yield curve approach. These rate determinations are made consistent with local requirements. Overall, the yield curves used to measure the benefit obligations at year-end 2019 resulted in lower discount rates as compared to the prior year.

The following table provides the healthcare cost trend rate assumptions for our U.S. postretirement benefit plans:
	2019	2018
Healthcare cost trend rate assumed for next year (up to age 65)	5.6%	5.8%
Healthcare cost trend rate assumed for next year (age 65 and older)	6.0%	6.5%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2037	2037

The following table provides the effects as of December 31, 2019 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$2	$(2)
Effect on postretirement benefit obligation	38	(27)

Actuarial and other assumptions for pension and postretirement plans can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For a description of the risks associated with estimates and assumptions, see Note 1C.

C. Obligations and Funded Status

The following table provides an analysis of the changes in our benefit obligations, plan assets and funded status of our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2019	2018	2019	2018	2019	2018	2019	2018
Change in benefit obligation(a)

Benefit obligation, beginning	$15,141	$16,702	$1,280	$1,495	$9,952	$10,607	$1,870	$2,028
Service cost	—	—	—	—	125	136	37	39
Interest cost	629	598	47	55	215	212	75	72
Employee contributions	—	—	—	—	7	7	84	102
Plan amendments	—	(22)	—	—	18	29	(56)	2
Changes in actuarial assumptions and other	2,001	(1,219)	152	(152)	1,224	(169)	(87)	(122)
Foreign exchange impact	—	—	—	—	(33)	(457)	(1)	(4)
Acquisitions/divestitures/other, net	(4)	—	(1)	—	(55)	(2)	(36)	—
Curtailments	—	11	—	1	(2)	(3)	—	(1)
Settlements	(692)	(391)	(70)	(72)	(34)	(34)	—	—
Special termination benefits	4	6	17	10	—	—	2	2
Benefits paid	(544)	(546)	(74)	(58)	(360)	(373)	(221)	(249)
Benefit obligation, ending(a)	16,535	15,141	1,351	1,280	11,059	9,952	1,667	1,870

Change in plan assets
Fair value of plan assets, beginning	13,051	14,284	—	—	8,215	8,863	469	494
Actual gain/(loss) on plan assets	2,760	(796)	—	—	873	(77)	50	(22)
Company contributions	11	500	144	129	230	209	137	145
Employee contributions	—	—	—	—	7	7	84	102
Foreign exchange impact	—	—	—	—	42	(380)	—	—
Acquisitions/divestitures, net	—	—	—	—	(16)	—	—	—
Settlements	(692)	(391)	(70)	(72)	(34)	(34)	—	—
Benefits paid	(544)	(546)	(74)	(58)	(360)	(373)	(221)	(249)
Fair value of plan assets, ending	14,586	13,051	—	—	8,956	8,215	519	469
Funded status—Plan assets less than benefit obligation	$(1,949)	$(2,089)	$(1,351)	$(1,280)	$(2,103)	$(1,738)	$(1,148)	$(1,401)

(a)
The PBO represents the present value of the benefit obligation earned through the end of the year and factors in future compensation increases. The ABO is similar to the PBO but does not factor in future compensation increases. For the U.S. qualified and supplemental (non-qualified) pension plans, the benefit obligation is the PBO, which is also equal to the ABO. Effective January 1, 2018, we froze the defined benefit plans to future benefit accruals in the U.S. and members’ accrued benefits to that date no longer increase in line with future compensation increases. The rate of compensation increase is therefore no longer an assumption used to determine the benefit obligation and net periodic benefit cost. For the international pension plans, the benefit obligation is the PBO. The ABO for our international pension plans was $10.6 billion in 2019 and $9.5 billion in 2018. For the postretirement plans, the benefit obligation is the ABO.

The following table provides information as to how the funded status is recognized in our consolidated balance sheets:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2019	2018	2019	2018	2019	2018	2019	2018
Noncurrent assets(a)	$—	$—	$—	$—	$453	$401	$—	$—
Current liabilities(b)	—	(1)	(189)	(167)	(30)	(28)	(24)	(29)
Noncurrent liabilities(c)	(1,949)	(2,088)	(1,162)	(1,113)	(2,526)	(2,111)	(1,124)	(1,371)
Funded status	$(1,949)	$(2,089)	$(1,351)	$(1,280)	$(2,103)	$(1,738)	$(1,148)	$(1,401)

(a)	Included in Other noncurrent assets.

(b)	Included in Accrued compensation and related items.

(c)
As of December 31, 2019, included in Pension benefit obligations, net and Postretirement benefit obligations, net, as appropriate. In 2018, included in Pension benefit obligations, net and Postretirement benefit obligations, net, as well as in Liabilities held for sale (see Note 2C), as appropriate.

The following table provides the pre-tax components of cumulative amounts recognized in Accumulated other comprehensive loss:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2019	2018	2019	2018	2019	2018	2019	2018
Actuarial losses(a)	$(4,812)	$(5,061)	$(484)	$(370)	$(2,921)	$(2,372)	$(76)	$(202)
Prior service (costs)/credits	(2)	1	—	1	(21)	—	830	994
Total	$(4,814)	$(5,060)	$(485)	$(370)	$(2,942)	$(2,372)	$754	$792

(a)
The accumulated actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our PBO, as well as the cumulative difference between the expected return and actual return on plan assets. These accumulated actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs primarily over the average remaining service period for active participants for plans that are not frozen or the average life expectancy of plan participants for frozen plans, primarily using the corridor approach.

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2019	2018	2019	2018	2019	2018
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$14,586	$13,051	$—	$—	$5,843	$4,514
ABO	16,535	15,141	1,351	1,280	7,960	6,286
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	14,586	13,051	—	—	5,947	5,432
PBO	16,535	15,141	1,351	1,280	8,503	7,571

All of our U.S. plans and many of our international plans were underfunded as of December 31, 2019.

D. Plan Assets

The following table provides the components of plan assets:
		Fair Value(a)					Fair Value(a)
(MILLIONS OF DOLLARS)	As of December 31, 2019	Level 1	Level 2	Level 3	Assets Measured at NAV(b)	As of December 31, 2018	Level 1	Level 2	Level 3	Assets Measured at NAV(b)
U.S. qualified pension plans
Cash and cash equivalents	$363	$80	$284	$—	$—	$443	$53	$390	$—	$—
Equity securities:
Global equity securities	3,464	3,406	57	—	—	3,156	3,119	37	—	—
Equity commingled funds	1,179	—	819	—	360	933	—	634	—	299
Fixed income securities:
Corporate debt securities	5,292	10	5,281	1	—	4,654	1	4,650	3	—
Government and agency obligations	1,799	—	1,799	—	—	1,391	—	1,391	—	—
Fixed income commingled funds	6	—	6	—	—	96	—	—	—	96
Other investments:
Partnership investments(c)	1,212	—	—	—	1,212	1,165	—	—	—	1,165
Insurance contracts	196	—	196	—	—	192	—	192	—	—
Other commingled funds(d)	1,075	—	9	—	1,066	1,021	—	—	—	1,021
Total	$14,586	$3,496	$8,451	$1	$2,638	$13,051	$3,173	$7,294	$3	$2,581
International pension plans
Cash and cash equivalents	$221	$33	$187	$—	$—	$246	$39	$208	$—	$—
Equity securities:
Global equity securities	—	—	—	—	—	2	2	—	—	—
Equity commingled funds	1,922	—	1,548	—	374	1,876	—	1,413	—	463
Fixed income securities:
Corporate debt securities	796	—	796	—	—	727	—	727	—	—
Government and agency obligations(e)	1,200	—	1,200	—	—	1,305	—	1,305	—	—
Fixed income commingled funds	2,201	—	1,031	—	1,171	1,770	—	1,007	—	762
Other investments:
Partnership investments(c)	66	—	3	—	63	57	—	4	—	53
Insurance contracts(f)	1,027	—	82	944	1	759	—	74	684	1
Other(d), (f)	1,524	—	82	398	1,043	1,473	—	71	382	1,020
Total	$8,956	$33	$4,929	$1,342	$2,652	$8,215	$40	$4,809	$1,065	$2,300
U.S. postretirement plans(g)
Insurance contracts	$519	$—	$519	$—	$—	$469	$—	$469	$—	$—

(a)	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).

(b)
Certain investments that are measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The NAV amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.

(c)	Mainly includes investments in private equity, private debt, public equity limited partnerships, and, to a lesser extent, real estate and venture capital.

(d)	Mostly includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.

(e)	Government and agency obligations are inclusive of repurchase agreements.

(f)	See below for a tabular analysis of the changes in Level 3 investments valued using significant unobservable inputs.

(g)	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.

The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs:
	Year Ended December 31,
	International Pension Plans
	Insurance contracts		Other
(MILLIONS OF DOLLARS)	2019	2018	2019	2018
Fair value, beginning	$684	$420	$382	$468
Actual return on plan assets:
Assets held, ending	50	1	6	15
Purchases, sales, and settlements, net	(40)	188	6	(31)
Transfer into/(out of) Level 3	247	107	—	(51)
Exchange rate changes	2	(31)	4	(20)
Fair value, ending	$944	$684	$398	$382

A single estimate of fair value can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For a description of our general accounting policies associated with developing fair value estimates, see Note 1E. For a description of the risks associated with estimates and assumptions, see Note 1C.
Equity securities, Fixed income securities and Other investments may each be combined into commingled funds. Most commingled funds are valued to reflect the interest in the fund based on the reported year-end NAV. Partnership and Other investments are valued based on year-end reported NAV (or its equivalent), with adjustments as appropriate for lagged reporting of up to three months.

The following methods and assumptions were used to estimate the fair value of our pension and postretirement plans’ assets:

•
Cash and cash equivalents: Level 1 investments may include cash, cash equivalents and foreign currency valued using exchange rates. Level 2 investments may include short-term investment funds which are commingled funds priced at a stable NAV by the administrator of the funds.

•
Equity securities: Level 1 investments may include individual securities that are valued at the closing price or last trade reported on the major market on which they are traded. Level 1 and Level 2 investments may include commingled funds that have a readily determinable fair value based on quoted prices on an exchange or a published NAV derived from the quoted prices in active markets of the underlying securities. Level 3 investments may include individual securities that are unlisted, delisted, suspended, or illiquid and are typically valued using their last available price.

•
Fixed income securities: Level 1 investments may include individual securities that are valued at the closing price or last trade reported on the major market on which they are traded. Level 2 investments may include commingled funds that have a readily determinable fair value based on observable prices of the underlying securities. Level 2 investments may include corporate bonds, government and government agency obligations and other fixed income securities valued using bid evaluation pricing models or quoted prices of securities with similar characteristics. Level 3 investments may include securities that are valued using alternative pricing sources, such as investment managers or brokers, which use proprietary pricing models that incorporate unobservable inputs.

•
Other investments: Level 1 investments may include individual securities that are valued at the closing price or last trade reported on the major market on which they are traded. Level 2 investments may include Insurance contracts which invest in interest bearing cash, U.S. government securities and corporate debt instruments.

Certain investments are authorized to include derivatives, such as equity or bond futures, swaps, options and currency futures or forwards for managing risks and exposures.

The following table provides the long-term target asset allocations ranges and the percentage of the fair value of plan assets for benefit plans:
	As of December 31,
	Target Allocation Percentage	Percentage of Plan Assets
(PERCENTAGES)	2019	2019	2018
U.S. qualified pension plans
Cash and cash equivalents	0-10%	2.5%	3.4%
Equity securities	35-55%	31.8%	31.3%
Fixed income securities	28-53%	48.7%	47.1%
Other investments	5-20%	17.0%	18.2%
Total	100%	100%	100%
International pension plans
Cash and cash equivalents	0-10%	2.5%	3.0%
Equity securities	20-40%	21.5%	22.9%
Fixed income securities	35-60%	46.9%	46.3%
Other investments	10-35%	29.2%	27.9%
Total	100%	100%	100%
U.S. postretirement plans
Cash and cash equivalents	0-5%	—	—
Other investments	95-100%	100%	100%
Total	100%	100%	100%

Global plan assets are managed with the objective of generating returns that will enable the plans to meet their future obligations, while seeking to manage net periodic benefit costs and cash contributions over the long-term. We utilize long-term asset allocation ranges in the management of our plans’ invested assets. Our long-term return expectations are developed based on a diversified, global investment strategy that takes into account historical experience, as well as the impact of portfolio diversification, active portfolio management, and our view of current and future economic and financial market conditions. As market conditions and other factors change, we may adjust our targets accordingly and our asset allocations may vary from the target allocations.

Our long-term asset allocation ranges reflect our asset class return expectations and tolerance for investment risk within the context of the respective plans’ long-term benefit obligations. These ranges are supported by analysis that incorporates historical and expected returns by asset class, as well as volatilities and correlations across asset classes and our liability profile.

Each pension plan is overseen by a local committee or board that is responsible for the overall investment of the pension plan assets. In determining investment policies and associated target allocations, each committee or board considers a wide variety of factors. As such, the target asset allocation for each of our international pension plans is set on a standalone basis by the relevant board or committee. The target asset allocation ranges shown for the international pension plans seek to reflect the combined target allocations across all such plans, while also showing the range within which the target allocations for each plan typically falls.

The investment managers of certain separately managed accounts, commingled funds and private equity funds may be permitted to use repurchase agreements and derivative securities, including U.S. Treasury and equity futures contracts as described in each respective investment management, subscription, partnership or other governing agreement.

E. Cash Flows

It is our practice to fund amounts for our qualified pension plans that are at least sufficient to meet the minimum requirements set forth in applicable employee benefit laws and local tax laws.

The following table provides the expected future cash flow information related to our benefit plans:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Expected employer contributions:
2020(a)	$1,276	$189	$172	$147
Expected benefit payments:
2020	$1,477	$189	$355	$153
2021	1,089	113	358	137
2022	1,048	115	364	137
2023	1,046	110	366	136
2024	1,028	103	375	134
2025–2029	4,759	435	1,992	642

(a)	For the U.S. qualified plans, we plan to make a $1.25 billion voluntary contribution in the second half of 2020.
The above table reflects the total U.S. and international plan benefits projected to be paid from the plans or from our general assets under the current actuarial assumptions used for the calculation of the benefit obligation and, therefore, actual benefit payments may differ from projected benefit payments.
F. Defined Contribution Plans

We have defined contribution plans in the U.S. and several other countries. For the majority of the U.S. defined contribution plans, employees may contribute a portion of their salaries and bonuses to the plans, and we match, in cash, a portion of the employee contributions. Beginning on January 1, 2011, for newly hired non-union employees, rehires and transfers to the U.S. or Puerto Rico, we no longer offer a defined benefit pension plan and, instead, offer a Retirement Savings Contribution (RSC) in the defined contribution plan. The RSC is an annual non-contributory employer contribution (that is not dependent upon the participant making a contribution) determined based on each employee’s eligible compensation, age and years of service. Beginning on January 1, 2018, all non-union employees in the U.S. and Puerto Rico defined benefit plans transitioned to the RSC in the defined contribution plans. We recorded charges related to the employer contributions to global defined contribution plans of $659 million in 2019, $622 million in 2018 and $380 million in 2017.